FINANCIAL INSTRUMENTS - Currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	$ 69,977	$ 137,834
Financial liabilities	339,678	469,538
Trade and other payables
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	15,796	22,255
Amounts due to related parties
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	85	211
Long term liability-lease
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	48,604
Other financial liabilities
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	72,321	190,315
Cash and cash equivalents
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	11,739	43,831
Restricted cash
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	31,511	44,182
Amount due from related parties
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	5,028
Other non-current assets
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	14,354	13,852
Denominated in Euro | Long term liability-lease
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	442
Denominated in JPY | Long term liability-lease
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	45,971
Denominated in JPY | Other financial liabilities
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	2,503	124,435
Denominated in CAD | Long term liability-lease
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	219
Denominated in CNY | Long term liability-lease
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	584
Currency risk | Denominated in Euro
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	8,898	12,119
Financial liabilities	16,471	18,124
Currency risk | Denominated in Euro | Trade and other payables
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	2,506	3,457
Currency risk | Denominated in Euro | Borrowings
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	13,523	14,667
Currency risk | Denominated in Euro | Cash and cash equivalents
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	1,547	5,862
Currency risk | Denominated in Euro | Restricted cash
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	968	937
Currency risk | Denominated in Euro | Trade and other receivables and contract assets
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	1,706	3,787
Currency risk | Denominated in Euro | Amount due from related parties
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	4,677	1,533
Currency risk | Denominated in JPY
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	44,389	68,704
Financial liabilities	218,572	270,004
Currency risk | Denominated in JPY | Trade and other payables
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	6,903	14,533
Currency risk | Denominated in JPY | Borrowings
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	163,195	131,036
Currency risk | Denominated in JPY | Cash and cash equivalents
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	5,982	26,672
Currency risk | Denominated in JPY | Restricted cash
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	26,121	30,606
Currency risk | Denominated in JPY | Trade and other receivables and contract assets
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	4,155	4,605
Currency risk | Denominated in JPY | Amount due from related parties
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	344
Currency risk | Denominated in JPY | Other non-current assets
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	7,787	6,821
Currency risk | Denominated in CAD
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	340	2,045
Financial liabilities	421	444
Currency risk | Denominated in CAD | Trade and other payables
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	202	444
Currency risk | Denominated in CAD | Cash and cash equivalents
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	313	571
Currency risk | Denominated in CAD | Restricted cash
Disclosure of nature and extend of risks arising from financial instruments
Financial assets		431
Currency risk | Denominated in CAD | Trade and other receivables and contract assets
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	20	1,037
Currency risk | Denominated in CAD | Amount due from related parties
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	7	$ 6
Currency risk | Denominated in CNY
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	105
Financial liabilities	1,812
Currency risk | Denominated in CNY | Trade and other payables
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	636
Currency risk | Denominated in CNY | Borrowings
Disclosure of nature and extend of risks arising from financial instruments
Financial liabilities	592
Currency risk | Denominated in CNY | Cash and cash equivalents
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	89
Currency risk | Denominated in CNY | Trade and other receivables and contract assets
Disclosure of nature and extend of risks arising from financial instruments
Financial assets	$ 16